BORROWINGS - Schedule of Available Portion of Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Authorized corporate credit facilities and related party credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,450	$ 2,450
Draws on corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	54	0
Authorized letter of credit facility
Credit facilities [Line Items]
Available portion of corporate credit facilities	450	450
Issued letters of credit
Credit facilities [Line Items]
Available portion of corporate credit facilities	403	414
Available portion of corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,443	$ 2,486